Trade And Unbilled Receivables And Contract Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of trade and unbilled receivables, net

	December 31, 2023	December 31, 2022
Trade and unbilled receivables (1)	$767,089	$983,291
Contract assets (2)	1,957,697	1,599,055
Less – allowance for credit loss (3)	(8,024)	(7,741)
	$2,716,762	$2,574,605

Schedule of changes in the allowance for credit losses	The changes in the allowance for credit losses were as follows:

	2023	2022
Balance as of January 1,	$9,162	$10,307
Current period provision for expected credit loss	674	301
Write-off charges against the allowance for expected credit losses	(664)	(1,446)
Balance as of December 31,	$9,172	$9,162